Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Retirement plans	$ 55	$ 50
Accrued interest on debt	55	57
Payables to parent and affiliates	24	48
Other accrued expenses and accounts payable	17	30
Loan principal warranty reserve	15	24
Salary and benefit liabilities	14	11
Bank overdrafts	14	5
Other insurance liabilities	5	4
Other	17	30
Total	$ 216	$ 259